UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Dreman Concentrated Value Fund

	Shares	Value ($)

Common Stocks 100.1%
Consumer Discretionary 11.1%
Specialty Retail
Lowe's Companies, Inc.	43,820	694,109
Staples, Inc.	75,245	1,200,157

		1,894,266
Consumer Staples 8.3%
Tobacco
Altria Group, Inc.	91,760	1,416,774

Energy 28.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	28,745	1,004,638
Apache Corp.	14,145	835,828
Chevron Corp.	11,205	680,256
ConocoPhillips	23,815	889,490
Devon Energy Corp.	12,500	545,875
Occidental Petroleum Corp.	15,920	825,770

		4,781,857
Financials 13.4%
Capital Markets 3.0%
The Goldman Sachs Group, Inc.	5,570	507,316
Consumer Finance 1.8%
American Express Co.	25,975	313,258
Diversified Financial Services 4.6%
Bank of America Corp.	68,355	270,002
Citigroup, Inc.	33,850	50,775
JPMorgan Chase & Co.	20,020	457,457

		778,234
Insurance 4.0%
Chubb Corp.	17,670	689,837
Thrifts & Mortgage Finance 0.0%
Washington Mutual, Inc.	111,000	2,775
Health Care 25.7%
Health Care Providers & Services 10.3%
Aetna, Inc.	32,350	772,195
UnitedHealth Group, Inc.	50,610	994,486

		1,766,681
Pharmaceuticals 15.4%
Pfizer, Inc.	102,887	1,266,539
Wyeth	33,240	1,356,857

		2,623,396
Industrials 7.9%
Aerospace & Defense 4.3%
Northrop Grumman Corp.	19,870	742,343
Industrial Conglomerates 2.1%
General Electric Co.	41,205	350,655
Machinery 1.5%
Caterpillar, Inc.	10,200	251,022
Materials 5.7%
Metals & Mining
BHP Billiton Ltd. (ADR)	13,845	504,235
Freeport-McMoRan Copper & Gold, Inc.	15,590	474,248

		978,483
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,068,525) †	100.1	17,096,897
Other Assets and Liabilities, Net	(0.1)	(14,676)

Net Assets	100.0	17,082,221

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $28,420,429. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $11,323,532. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $236,151 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,559,683.

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 17,096,897
Level 2	-
Level 3	-
Total	$ 17,096,897

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009